Interest in entities	12 Months Ended
Dec. 31, 2017
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Interest in entities
14.	Interest in entities

(i)	Wholly owned subsidiaries and special purpose entities

Wholly-owned subsidiaries and special purpose entities (SPEs) controlled directly or indirectly by the Company and jointly controlled entities are described in notes 2.1.2 and 2.1.3 and are consolidated into the Embraer group.

There are no contractual or legal restrictions on the Company’s access to assets or settlement of liabilities of the wholly owned subsidiaries of the group.

There are inherent risks to the operations of these entities, the most significant of which are described below:

•	Economic Risks: potential losses from fluctuations in market conditions (price of products, exchange rate and interest);

•	Operational risk: potential losses resulting from the emergence of new technologies or failure of current processes;

•	Credit risk: potential losses that might occur if a third party (customer) becomes unable to meet its obligations; and

•	Liquidity risk: financial inability to meet financial obligations.

(ii)	Subsidiaries with participation of non-controlling shareholders

Non-controlling shareholders have interests in the group entities listed below, however, based on contractual agreements and analysis of the applicable accounting standards, the Company has control and therefore has the right to consolidate the following entities:

Entity	Country	Participation Embraer Group	Participation noncontrolling
OGMA - Indústria Aeronática de Portugal S.A.	Portugal	65.0%	35.0%
Harbin Embraer Aircraft Industry Company Ltd.	China	51.0%	49.0%
Embraer CAE Training Services Ltd.	United Kingdom	51.0%	49.0%
Visiona Tecnologia Espacial S.A.	Brazil	51.0%	49.0%
Embraer CAE Training Services	United States of America	51.0%	49.0%
EZ Air Interior Limited	Ireland	50.0%	50.0%
Bradar Aerolevantamento Ltda	Brazil	25.0%	75.0%

Although the Embraer group holds 51.0% of the entities Harbin Embraer Aircraft Industry Company Ltd., Embraer CAE Training Services Ltd., and Visiona Tecnologia Espacial S.A., the powers described in the contractual agreements show that the Board of Directors is mainly comprised of Embraer representatives and the Embraer Group directs the principal operating activities of the entity.

An agreement with Bradar Sensoriamento Remoto Ltda. assigns to Embraer an irrevocable option to purchase all the shares of the non-controlling interests. This option is exercisable at any time, can be transferred to any party, and determines the control of Bradar Sensoriamento Remoto Ltda by the Embraer group, despite holding only 25% of its capital.

The financial position of the most significant entities of the group with non-controlling interests is summarized below. Other entities combined represent less than 5% of consolidated profit before taxes on income.

OGMA - Indústria Aeronáutica de Portugal S.A.

	12.31.2017	12.31.2016	12.31.2015
Cash and cash equivalents	11.1	23.7	25.2
Current assets	207.6	154.7	164.9
Non current assets	66.0	55.4	44.3
Current liabilities	117.4	76.5	80.5
Non current liabilities	0.9	7.3	8.0
Noncontrolling interest	54.4	44.2	42.3
Revenue	214.7	233.3	180.8
Net income for the year	12.0	12.4	11.7

Visiona Tecnologia Espacial S.A.

	12.31.2017	12.31.2016	12.31.2015
Cash and cash equivalents	1.7	8.2	16.2
Current assets	7.4	11.3	23.8
Non current assets	45.8	26.2	35.9
Current liabilities	10.9	9.0	31.2
Noncontrolling interest	20.8	10.0	10.0
Revenue	7.6	22.4	29.1
Net income for the year	17.2	(2.0)	10.3

Group subsidiaries with non-controlling interests are subject to the same risks as the wholly owned subsidiaries.

(iii)	Jointly controlled entity

EZ Air Interior Limited is a joint operation between the Embraer group and Zodiac Aerospace and shares with the other members joint management of the entities’ relevant activities.

The Company accounts for the assets, liabilities, revenues and expenses relating to its involvement in the joint operations in accordance with the rights and obligations assigned to Embraer.

	12.31.2017	12.31.2016	12.31.2015
Cash and cash equivalents	1.2	1.4	1.8
Current assets	28.8	27.7	26.2
Non current assets	7.1	5.4	5.1
Current liabilities	48.2	24.6	18.5
Non current liabilities	4.4	25.4	20.4
Revenue	40.5	50.8	31.2
Net loss for the year	0.2	(9.7)	(3.8)